United States
                       Securities and Exchange Commission
                              Washington, DC 20549

13F-NT


Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment  [   ]; Amendment Number: __________
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries

Institutional Manager Filing this Report:

Name: 	UBS Eucalyptus Management, L.L.C.
	299 Park Avenue
	New York, NY 10171

Form 13F File Number: 028-11499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Frank Pluchino
Title:		Chief Compliance Officer, AIS
Phone:		(212) 821-6053


Signature, Place and Date of Signing:



/s/ Frank Pluchino		NYC, NY  		April 24, 2013
----------------------
[Signature]			[City, State]		[Date]


Report Type  (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[X] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Other Manager Reporting for this Manager:

	Form 13F File Number		Name
	--------------------   		----

	28-06327			UBS O'Connor LLC